Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

January 31, 2020

CGI-QTLY-0320
1.9891257.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	4,506	$156,584
Entertainment - 1.4%
Activision Blizzard, Inc.	807	47,193
Electronic Arts, Inc. (a)	5,258	567,443
Live Nation Entertainment, Inc. (a)	2,588	176,398
Netflix, Inc. (a)	8,459	2,919,116
Roku, Inc. Class A (a)	1,715	207,429
Spotify Technology SA (a)(b)	2,367	334,457
Take-Two Interactive Software, Inc. (a)	1,042	129,875
The Madison Square Garden Co. (a)	34	10,070
World Wrestling Entertainment, Inc. Class A (b)	896	43,796
Zynga, Inc. (a)	3,736	22,491
		4,458,268
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	6,011	8,612,441
Class C (a)	6,024	8,639,802
Facebook, Inc. Class A (a)	47,999	9,691,478
IAC/InterActiveCorp (a)	866	210,949
Match Group, Inc. (a)(b)	1,083	84,712
TripAdvisor, Inc.	1,911	52,209
Twitter, Inc. (a)	15,259	495,612
		27,787,203
Media - 1.2%
Altice U.S.A., Inc. Class A (a)	6,045	165,391
AMC Networks, Inc. Class A (a)	853	31,211
Cable One, Inc.	88	149,955
CBS Corp.:
Class A	58	2,203
Class B	5,992	204,507
Charter Communications, Inc. Class A (a)	1,812	937,638
Comcast Corp. Class A	42,524	1,836,612
Fox Corp.:
Class A	706	26,178
Class B	294	10,681
Interpublic Group of Companies, Inc.	668	15,164
Nexstar Broadcasting Group, Inc. Class A	691	83,715
Omnicom Group, Inc.	2,306	173,665
Sinclair Broadcast Group, Inc. Class A	1,134	33,929
Sirius XM Holdings, Inc. (b)	27,483	194,305
The New York Times Co. Class A	567	18,150
		3,883,304
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	3,283	259,981

TOTAL COMMUNICATION SERVICES		36,545,340

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.0%
Aptiv PLC	343	29,083
Automobiles - 0.6%
Tesla, Inc. (a)(b)	2,855	1,857,377
Distributors - 0.1%
LKQ Corp. (a)	828	27,063
Pool Corp.	774	169,738
		196,801
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,149	188,126
Grand Canyon Education, Inc. (a)	82	6,419
H&R Block, Inc.	577	13,386
Service Corp. International	1,274	61,088
ServiceMaster Global Holdings, Inc. (a)	401	14,456
		283,475
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	513	444,648
Choice Hotels International, Inc.	291	29,158
Darden Restaurants, Inc.	2,469	287,466
Domino's Pizza, Inc.	821	231,317
Dunkin' Brands Group, Inc.	1,547	120,805
Hilton Grand Vacations, Inc. (a)	233	7,435
Hilton Worldwide Holdings, Inc.	5,587	602,279
Las Vegas Sands Corp.	3,289	214,805
Marriott International, Inc. Class A	5,508	771,450
McDonald's Corp.	2,436	521,231
MGM Mirage, Inc.	834	25,904
Norwegian Cruise Line Holdings Ltd. (a)	850	45,773
Planet Fitness, Inc. (a)	1,638	132,334
Six Flags Entertainment Corp.	138	5,262
Starbucks Corp.	23,710	2,011,319
Vail Resorts, Inc.	724	169,785
Wendy's Co.	3,768	81,653
Wyndham Hotels & Resorts, Inc.	565	32,301
Wynn Resorts Ltd.	1,625	205,010
Yum China Holdings, Inc.	5,862	252,476
Yum! Brands, Inc.	5,399	571,052
		6,763,463
Household Durables - 0.2%
Lennar Corp.:
Class A	2,292	152,097
Class B	122	6,406
NVR, Inc. (a)	65	248,103
Tempur Sealy International, Inc. (a)	908	83,191
		489,797
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	8,307	16,686,437
eBay, Inc.	15,463	518,938
Etsy, Inc. (a)	2,358	115,094
Expedia, Inc.	2,410	261,365
GrubHub, Inc. (a)	1,833	99,257
The Booking Holdings, Inc. (a)	839	1,535,831
Wayfair LLC Class A (a)	1,266	118,624
		19,335,546
Leisure Products - 0.1%
Hasbro, Inc.	2,526	257,324
Mattel, Inc. (a)(b)	4,780	69,931
Polaris, Inc.	1,042	95,697
		422,952
Multiline Retail - 0.4%
Dollar General Corp.	4,892	750,482
Dollar Tree, Inc. (a)	2,564	223,247
Nordstrom, Inc. (b)	2,170	79,986
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,065	56,488
Target Corp.	527	58,360
		1,168,563
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	319	42,028
AutoZone, Inc. (a)	476	503,589
Best Buy Co., Inc.	926	78,423
Burlington Stores, Inc. (a)	1,310	284,886
CarMax, Inc. (a)	1,559	151,285
Carvana Co. Class A (a)(b)	898	71,167
Five Below, Inc. (a)	1,105	125,108
Floor & Decor Holdings, Inc. Class A (a)	1,365	67,308
L Brands, Inc.	666	15,425
Lowe's Companies, Inc.	15,514	1,803,347
O'Reilly Automotive, Inc. (a)	1,495	607,120
Ross Stores, Inc.	7,106	797,222
The Home Depot, Inc.	12,618	2,878,166
TJX Companies, Inc.	24,380	1,439,395
Tractor Supply Co.	2,391	222,243
Ulta Beauty, Inc. (a)	1,131	303,006
Williams-Sonoma, Inc. (b)	297	20,814
		9,410,532
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	1,168	34,993
Carter's, Inc.	386	40,943
Columbia Sportswear Co.	400	37,568
Hanesbrands, Inc. (b)	5,679	78,143
lululemon athletica, Inc. (a)	2,365	566,157
NIKE, Inc. Class B	24,766	2,384,966
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	971	36,306
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,565	51,762
Class C (non-vtg.) (a)	2,459	44,164
VF Corp.	6,169	511,842
		3,786,844

TOTAL CONSUMER DISCRETIONARY		43,744,433

CONSUMER STAPLES - 4.6%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	866	55,658
Class B (non-vtg.)	3,200	216,448
Monster Beverage Corp. (a)	7,669	510,755
PepsiCo, Inc.	23,630	3,355,933
The Coca-Cola Co.	52,511	3,066,642
		7,205,436
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	180	28,955
Costco Wholesale Corp.	8,825	2,696,214
Grocery Outlet Holding Corp.	84	2,750
Sprouts Farmers Market LLC (a)	1,110	17,349
Sysco Corp.	9,573	786,326
		3,531,594
Food Products - 0.3%
Campbell Soup Co.	1,903	92,086
Kellogg Co.	1,900	129,599
Lamb Weston Holdings, Inc.	758	69,213
McCormick & Co., Inc. (non-vtg.)	1,593	260,248
Pilgrim's Pride Corp. (a)	346	9,013
Post Holdings, Inc. (a)	579	60,546
The Hershey Co.	2,528	392,270
TreeHouse Foods, Inc. (a)	189	8,429
		1,021,404
Household Products - 0.3%
Church & Dwight Co., Inc.	4,938	366,498
Clorox Co.	2,060	324,059
Procter & Gamble Co.	2,880	358,906
		1,049,463
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,375	853,825
Herbalife Nutrition Ltd. (a)	287	11,150
		864,975
Tobacco - 0.3%
Altria Group, Inc.	18,342	871,795

TOTAL CONSUMER STAPLES		14,544,667

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	5,130	72,282
Cheniere Energy, Inc. (a)	2,661	157,638
Diamondback Energy, Inc.	673	50,071
Equitrans Midstream Corp. (b)	387	3,742
ONEOK, Inc.	2,648	198,256
Parsley Energy, Inc. Class A	3,404	56,643
Pioneer Natural Resources Co.	1,407	189,945
		728,577
FINANCIALS - 3.2%
Banks - 0.1%
CIT Group, Inc.	165	7,542
Comerica, Inc.	180	11,009
First Republic Bank	602	66,750
Prosperity Bancshares, Inc.	207	14,531
Signature Bank	527	74,776
SVB Financial Group (a)	78	18,746
Synovus Financial Corp.	200	7,004
Western Alliance Bancorp.	191	10,549
		210,907
Capital Markets - 1.7%
Ameriprise Financial, Inc.	356	58,886
Cboe Global Markets, Inc.	556	68,510
Charles Schwab Corp.	13,822	629,592
E*TRADE Financial Corp.	831	35,417
Evercore, Inc. Class A	270	20,687
FactSet Research Systems, Inc.	755	216,013
Interactive Brokers Group, Inc.	367	17,249
Intercontinental Exchange, Inc.	4,392	438,058
Lazard Ltd. Class A	744	31,218
LPL Financial	1,615	148,790
MarketAxess Holdings, Inc.	738	261,385
Moody's Corp.	3,297	846,637
Morningstar, Inc.	388	60,873
MSCI, Inc.	1,650	471,570
Raymond James Financial, Inc.	572	52,298
S&P Global, Inc.	4,938	1,450,439
SEI Investments Co.	1,223	79,813
T. Rowe Price Group, Inc.	1,317	175,859
TD Ameritrade Holding Corp.	4,665	221,494
Virtu Financial, Inc. Class A	377	6,292
		5,291,080
Consumer Finance - 0.4%
American Express Co.	7,512	975,583
Credit Acceptance Corp. (a)	186	79,790
Discover Financial Services	2,207	165,812
Synchrony Financial	3,518	114,018
		1,335,203
Diversified Financial Services - 0.0%
Voya Financial, Inc.	185	11,050
Insurance - 1.0%
Alleghany Corp. (a)	28	22,334
Aon PLC	4,698	1,034,735
Arch Capital Group Ltd. (a)	1,035	45,706
Arthur J. Gallagher & Co.	792	81,235
Athene Holding Ltd. (a)	1,143	49,789
Axis Capital Holdings Ltd.	169	10,858
Brown & Brown, Inc.	268	12,033
Erie Indemnity Co. Class A	331	55,112
Everest Re Group Ltd.	246	68,036
Kemper Corp.	238	17,712
Markel Corp. (a)	21	24,632
Marsh & McLennan Companies, Inc.	8,936	999,581
Primerica, Inc.	597	70,780
Progressive Corp.	3,826	308,720
RenaissanceRe Holdings Ltd.	339	64,220
The Travelers Companies, Inc.	840	110,561
		2,976,044
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)(b)	157	48,858

TOTAL FINANCIALS		9,873,142

HEALTH CARE - 13.9%
Biotechnology - 2.9%
AbbVie, Inc.	29,702	2,406,456
Agios Pharmaceuticals, Inc. (a)	94	4,581
Alexion Pharmaceuticals, Inc. (a)	3,236	321,626
Alnylam Pharmaceuticals, Inc. (a)	1,779	204,211
Amgen, Inc.	11,079	2,393,618
Biogen, Inc. (a)	1,240	333,374
BioMarin Pharmaceutical, Inc. (a)	3,587	299,515
Exact Sciences Corp. (a)(b)	2,805	261,650
Exelixis, Inc. (a)	2,488	42,794
Gilead Sciences, Inc.	3,696	233,587
Incyte Corp. (a)	3,566	260,568
Ionis Pharmaceuticals, Inc. (a)	2,567	149,707
Moderna, Inc. (a)(b)	3,727	76,441
Neurocrine Biosciences, Inc. (a)	1,812	181,345
Regeneron Pharmaceuticals, Inc. (a)	339	114,562
Sage Therapeutics, Inc. (a)	1,022	67,738
Sarepta Therapeutics, Inc. (a)	1,408	163,272
Seattle Genetics, Inc. (a)	2,304	249,731
Vertex Pharmaceuticals, Inc. (a)	5,148	1,168,853
		8,933,629
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	14,975	1,304,922
Abiomed, Inc. (a)	893	166,357
Align Technology, Inc. (a)	1,564	402,104
Baxter International, Inc.	4,552	406,129
Becton, Dickinson & Co.	455	125,207
Boston Scientific Corp. (a)	27,878	1,167,252
Cantel Medical Corp. (b)	418	27,195
Danaher Corp.	701	112,770
DexCom, Inc. (a)	1,816	437,202
Edwards Lifesciences Corp. (a)	4,166	915,937
Envista Holdings Corp. (a)	1,841	54,475
Hill-Rom Holdings, Inc.	702	74,756
Hologic, Inc. (a)	4,298	230,029
ICU Medical, Inc. (a)	109	19,889
IDEXX Laboratories, Inc. (a)	1,704	461,801
Insulet Corp. (a)	1,193	231,490
Intuitive Surgical, Inc. (a)	2,300	1,287,494
Masimo Corp. (a)	941	160,535
Penumbra, Inc. (a)	633	111,066
ResMed, Inc.	2,846	452,429
STERIS PLC	104	15,672
Stryker Corp.	6,887	1,451,091
Teleflex, Inc.	926	344,018
The Cooper Companies, Inc.	130	45,096
Varian Medical Systems, Inc. (a)	1,824	256,400
West Pharmaceutical Services, Inc.	1,104	172,169
		10,433,485
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	3,044	260,445
Anthem, Inc.	1,487	394,471
Centene Corp. (a)	9,929	623,640
Chemed Corp.	311	145,249
Cigna Corp.	2,251	433,047
Encompass Health Corp.	1,009	77,723
Guardant Health, Inc. (a)	736	55,965
HCA Holdings, Inc.	3,233	448,740
Henry Schein, Inc. (a)	361	24,887
Humana, Inc.	1,139	382,977
Laboratory Corp. of America Holdings (a)	122	21,399
McKesson Corp.	395	56,331
Molina Healthcare, Inc. (a)	979	120,388
UnitedHealth Group, Inc.	18,982	5,171,646
		8,216,908
Health Care Technology - 0.3%
Cerner Corp.	6,267	450,159
Change Healthcare, Inc. (b)	457	7,093
Veeva Systems, Inc. Class A (a)	2,628	385,291
		842,543
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp. (b)	195	5,831
Agilent Technologies, Inc.	592	48,876
Avantor, Inc.	4,539	83,835
Bio-Techne Corp.	755	158,527
Bruker Corp.	2,058	101,809
Charles River Laboratories International, Inc. (a)	974	150,561
Illumina, Inc. (a)	2,945	854,256
IQVIA Holdings, Inc. (a)	1,511	234,583
Mettler-Toledo International, Inc. (a)	481	364,204
PerkinElmer, Inc.	499	46,148
PRA Health Sciences, Inc. (a)	1,256	127,245
Thermo Fisher Scientific, Inc.	5,452	1,707,512
Waters Corp. (a)	1,280	286,451
		4,169,838
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	27,566	1,735,280
Eli Lilly & Co.	17,082	2,385,330
Horizon Pharma PLC (a)	454	15,658
Jazz Pharmaceuticals PLC (a)	986	141,343
Johnson & Johnson	8,057	1,199,446
Merck & Co., Inc.	48,498	4,143,669
Nektar Therapeutics (a)	478	9,507
Zoetis, Inc. Class A	9,614	1,290,295
		10,920,528

TOTAL HEALTH CARE		43,516,931

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	1,436	91,315
General Dynamics Corp.	332	58,246
Harris Corp.	2,229	493,345
HEICO Corp.	687	84,109
HEICO Corp. Class A	1,652	158,840
Hexcel Corp.	1,603	118,975
Huntington Ingalls Industries, Inc.	637	166,257
Lockheed Martin Corp.	4,963	2,124,760
Northrop Grumman Corp.	3,177	1,190,009
Raytheon Co.	3,481	769,092
Spirit AeroSystems Holdings, Inc. Class A	1,868	122,018
The Boeing Co.	10,630	3,383,210
TransDigm Group, Inc.	801	515,267
		9,275,443
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,062	148,918
Expeditors International of Washington, Inc.	2,449	178,875
United Parcel Service, Inc. Class B	14,023	1,451,661
XPO Logistics, Inc. (a)	1,079	95,945
		1,875,399
Airlines - 0.2%
Alaska Air Group, Inc.	1,113	71,889
American Airlines Group, Inc.	792	21,257
Delta Air Lines, Inc.	2,324	129,540
JetBlue Airways Corp. (a)	492	9,756
Southwest Airlines Co.	5,649	310,582
United Continental Holdings, Inc. (a)	1,014	75,847
		618,871
Building Products - 0.2%
A.O. Smith Corp.	423	18,058
Allegion PLC	1,401	181,177
Armstrong World Industries, Inc.	989	99,226
Fortune Brands Home & Security, Inc.	903	62,045
Lennox International, Inc.	645	150,272
		510,778
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,679	468,391
Copart, Inc. (a)	4,030	408,884
IAA Spinco, Inc. (a)	2,445	115,551
KAR Auction Services, Inc.	2,351	49,418
Republic Services, Inc.	264	25,093
Rollins, Inc.	2,826	107,247
Waste Management, Inc.	6,670	811,739
		1,986,323
Construction & Engineering - 0.0%
Quanta Services, Inc.	603	23,607
Electrical Equipment - 0.3%
Acuity Brands, Inc.	195	22,985
AMETEK, Inc.	3,622	351,877
Emerson Electric Co.	1,063	76,143
Hubbell, Inc. Class B	600	85,938
Rockwell Automation, Inc.	2,309	442,543
Sensata Technologies, Inc. PLC (a)	1,352	63,909
		1,043,395
Industrial Conglomerates - 0.9%
3M Co.	8,596	1,363,841
Carlisle Companies, Inc.	981	153,262
Honeywell International, Inc.	7,045	1,220,335
Roper Technologies, Inc.	320	122,131
		2,859,569
Machinery - 1.2%
Allison Transmission Holdings, Inc.	2,189	96,754
Caterpillar, Inc.	836	109,809
Deere & Co.	702	111,323
Donaldson Co., Inc.	2,528	131,077
Dover Corp.	1,276	145,273
Flowserve Corp.	570	26,608
Fortive Corp.	1,331	99,732
Graco, Inc.	3,292	174,970
IDEX Corp.	761	124,690
Illinois Tool Works, Inc.	6,423	1,123,897
Ingersoll-Rand PLC	4,542	605,131
Lincoln Electric Holdings, Inc.	1,103	98,366
Middleby Corp. (a)	1,117	125,283
Nordson Corp.	1,044	176,290
Toro Co.	2,126	170,123
WABCO Holdings, Inc. (a)	855	115,981
Westinghouse Air Brake Co.	1,010	74,599
Woodward, Inc.	909	105,726
Xylem, Inc.	3,591	293,241
		3,908,873
Professional Services - 0.7%
CoStar Group, Inc. (a)	722	471,459
Equifax, Inc.	2,046	306,695
IHS Markit Ltd.	4,993	393,748
Nielsen Holdings PLC	828	16,891
Robert Half International, Inc.	2,277	132,453
TransUnion Holding Co., Inc.	3,752	344,058
Verisk Analytics, Inc.	3,202	520,229
		2,185,533
Road & Rail - 1.1%
CSX Corp.	5,392	411,625
J.B. Hunt Transport Services, Inc.	512	55,260
Landstar System, Inc.	725	80,294
Lyft, Inc.	435	20,654
Norfolk Southern Corp.	700	145,747
Old Dominion Freight Lines, Inc.	545	106,945
Uber Technologies, Inc.	2,036	73,886
Union Pacific Corp.	13,948	2,502,550
		3,396,961
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	136	5,840
Fastenal Co.	10,378	361,985
United Rentals, Inc. (a)	1,067	144,781
W.W. Grainger, Inc.	866	262,112
		774,718

TOTAL INDUSTRIALS		28,459,470

INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	1,190	265,775
Cisco Systems, Inc.	86,054	3,955,902
F5 Networks, Inc. (a)	1,132	138,240
Motorola Solutions, Inc.	2,538	449,226
Ubiquiti, Inc. (b)	173	28,272
		4,837,415
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	5,857	582,596
CDW Corp.	2,859	372,957
Cognex Corp.	3,294	167,895
Corning, Inc.	4,824	128,753
Dolby Laboratories, Inc. Class A	156	10,817
FLIR Systems, Inc.	211	10,875
IPG Photonics Corp. (a)	47	6,000
Jabil, Inc.	596	23,178
Keysight Technologies, Inc. (a)	3,764	350,014
National Instruments Corp.	133	5,936
Trimble, Inc. (a)	851	36,185
Zebra Technologies Corp. Class A (a)	1,072	256,229
		1,951,435
IT Services - 9.4%
Accenture PLC Class A	12,800	2,626,688
Akamai Technologies, Inc. (a)	2,902	270,902
Alliance Data Systems Corp.	70	7,195
Automatic Data Processing, Inc.	8,739	1,497,777
Black Knight, Inc. (a)	2,874	192,328
Booz Allen Hamilton Holding Corp. Class A	2,728	212,893
Broadridge Financial Solutions, Inc.	2,281	271,781
Cognizant Technology Solutions Corp. Class A	872	53,523
CoreLogic, Inc.	84	3,906
EPAM Systems, Inc. (a)	1,040	237,266
Euronet Worldwide, Inc. (a)	998	157,325
Fidelity National Information Services, Inc.	7,496	1,076,875
Fiserv, Inc. (a)	11,322	1,342,902
FleetCor Technologies, Inc. (a)	1,710	539,043
Gartner, Inc. (a)	1,753	281,847
Genpact Ltd.	3,751	166,057
Global Payments, Inc.	5,982	1,169,182
GoDaddy, Inc. (a)	3,430	230,530
IBM Corp.	10,780	1,549,409
Jack Henry & Associates, Inc.	1,361	203,524
MasterCard, Inc. Class A	17,806	5,625,628
MongoDB, Inc. Class A (a)	842	138,012
Okta, Inc. (a)	2,101	269,033
Paychex, Inc.	6,445	552,788
PayPal Holdings, Inc. (a)	23,598	2,687,576
Sabre Corp.	896	19,300
Square, Inc. (a)	6,896	515,062
Switch, Inc. Class A	1,194	19,104
The Western Union Co.	1,822	49,012
Twilio, Inc. Class A (a)(b)	2,460	305,876
VeriSign, Inc. (a)	1,430	297,640
Visa, Inc. Class A	34,411	6,846,757
WEX, Inc. (a)	861	186,768
		29,603,509
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	20,697	972,759
Analog Devices, Inc.	996	109,311
Applied Materials, Inc.	9,924	575,493
Broadcom, Inc.	7,758	2,367,431
Cree, Inc. (a)	153	7,113
Entegris, Inc.	2,699	139,700
KLA-Tencor Corp.	3,197	529,871
Lam Research Corp.	2,543	758,348
Maxim Integrated Products, Inc.	2,060	123,847
Microchip Technology, Inc. (b)	1,312	127,894
Monolithic Power Systems, Inc.	838	143,440
NVIDIA Corp.	11,718	2,770,487
Qualcomm, Inc.	22,937	1,956,755
Skyworks Solutions, Inc.	170	19,236
Teradyne, Inc.	3,347	220,869
Texas Instruments, Inc.	18,830	2,271,840
Universal Display Corp.	855	150,625
Xilinx, Inc.	5,102	431,017
		13,676,036
Software - 14.8%
2U, Inc. (a)(b)	383	7,587
Adobe, Inc. (a)	9,779	3,433,798
Alteryx, Inc. Class A (a)(b)	915	127,615
Anaplan, Inc. (a)	1,715	98,767
ANSYS, Inc. (a)	1,676	459,777
Aspen Technology, Inc. (a)	1,368	162,765
Atlassian Corp. PLC (a)	2,354	346,038
Autodesk, Inc. (a)	3,414	672,046
Avalara, Inc. (a)	925	78,755
Cadence Design Systems, Inc. (a)	5,579	402,302
CDK Global, Inc.	2,456	131,838
Ceridian HCM Holding, Inc. (a)	1,513	110,888
Citrix Systems, Inc.	2,215	268,502
Coupa Software, Inc. (a)	1,263	203,532
DocuSign, Inc. (a)	3,110	244,166
Dropbox, Inc. Class A (a)	4,273	72,726
Dynatrace, Inc.	1,035	32,406
Elastic NV (a)	895	58,068
Fair Isaac Corp. (a)	568	228,552
FireEye, Inc. (a)	4,030	64,399
Fortinet, Inc. (a)	2,870	331,083
Guidewire Software, Inc. (a)	1,659	186,638
HubSpot, Inc. (a)	812	146,923
Intuit, Inc.	4,998	1,401,339
Manhattan Associates, Inc. (a)	1,274	108,876
Medallia, Inc.	260	7,337
Microsoft Corp.	151,913	25,860,150
New Relic, Inc. (a)	1,000	66,010
Nutanix, Inc. Class A (a)	3,424	111,177
Oracle Corp.	41,243	2,163,195
Pagerduty, Inc.	871	20,312
Palo Alto Networks, Inc. (a)	1,901	446,317
Parametric Technology Corp. (a)	2,094	174,053
Paycom Software, Inc. (a)	987	314,024
Paylocity Holding Corp. (a)	686	97,337
Pegasystems, Inc.	771	66,468
Pluralsight, Inc. (a)	1,159	22,473
Proofpoint, Inc. (a)	1,117	137,179
RealPage, Inc. (a)	1,606	93,710
RingCentral, Inc. (a)	1,492	306,725
Salesforce.com, Inc. (a)	16,674	3,039,837
ServiceNow, Inc. (a)	3,740	1,264,980
Smartsheet, Inc. (a)	1,758	85,228
SolarWinds, Inc. (a)	240	4,541
Splunk, Inc. (a)	3,093	480,219
SS&C Technologies Holdings, Inc.	4,013	252,859
Synopsys, Inc. (a)	2,989	440,907
Teradata Corp. (a)	2,227	54,205
The Trade Desk, Inc. (a)	783	210,768
Tyler Technologies, Inc. (a)	768	248,586
VMware, Inc. Class A (a)	1,543	228,457
Workday, Inc. Class A (a)	3,261	602,078
Zendesk, Inc. (a)	2,217	191,549
Zscaler, Inc. (a)(b)	1,253	70,281
		46,440,348
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	89,286	27,634,912
Dell Technologies, Inc. (a)	2,216	108,074
HP, Inc.	1,497	31,916
NCR Corp. (a)	2,552	86,053
NetApp, Inc.	4,803	256,480
Pure Storage, Inc. Class A (a)	4,606	81,987
		28,199,422

TOTAL INFORMATION TECHNOLOGY		124,708,165

MATERIALS - 1.3%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	628	149,910
Axalta Coating Systems Ltd. (a)	1,293	37,251
CF Industries Holdings, Inc.	407	16,394
Ecolab, Inc.	5,060	992,317
Element Solutions, Inc. (a)	1,671	19,551
NewMarket Corp.	127	55,832
PPG Industries, Inc.	1,537	184,194
RPM International, Inc.	428	30,546
Sherwin-Williams Co.	1,664	926,831
The Scotts Miracle-Gro Co. Class A	798	97,947
W.R. Grace & Co.	1,153	77,666
		2,588,439
Construction Materials - 0.2%
Eagle Materials, Inc.	699	63,728
Martin Marietta Materials, Inc.	384	101,299
Vulcan Materials Co.	2,422	343,028
		508,055
Containers & Packaging - 0.3%
Aptargroup, Inc.	518	59,834
Avery Dennison Corp.	1,562	204,997
Ball Corp.	6,476	467,438
Berry Global Group, Inc. (a)	997	42,392
Crown Holdings, Inc. (a)	1,519	112,452
Sealed Air Corp.	211	7,491
		894,604
Metals & Mining - 0.0%
Royal Gold, Inc.	407	46,935
Southern Copper Corp.	1,195	45,028
		91,963

TOTAL MATERIALS		4,083,061

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Homes 4 Rent Class A	2,190	59,853
American Tower Corp.	8,821	2,044,179
Americold Realty Trust	3,870	133,399
Brookfield Property REIT, Inc. Class A	1,376	25,401
Colony Capital, Inc.	521	2,433
CoreSite Realty Corp.	579	68,004
Crown Castle International Corp.	8,326	1,247,568
Equinix, Inc.	1,706	1,006,079
Equity Lifestyle Properties, Inc.	3,479	253,097
Extra Space Storage, Inc.	2,043	226,119
Iron Mountain, Inc.	594	18,776
Lamar Advertising Co. Class A	1,698	157,591
Outfront Media, Inc.	407	12,104
Public Storage	2,250	503,460
SBA Communications Corp. Class A	2,249	561,260
Simon Property Group, Inc.	5,469	728,197
Sun Communities, Inc.	435	70,544
UDR, Inc.	320	15,331
		7,133,395
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,477	151,221
Howard Hughes Corp. (a)	250	30,420
Jones Lang LaSalle, Inc.	113	19,190
		200,831

TOTAL REAL ESTATE		7,334,226

TOTAL COMMON STOCKS
(Cost $266,827,135)		313,538,012

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.58% (c)	701,207	701,347
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	3,777,937	3,778,315
TOTAL MONEY MARKET FUNDS
(Cost $4,479,662)		4,479,662
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $271,306,797)		318,017,674
NET OTHER ASSETS (LIABILITIES) - (1.2)%(e)		(3,677,913)
NET ASSETS - 100%		$314,339,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	5	March 2020	$899,775	$46,775	$46,775

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $45,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,277
Fidelity Securities Lending Cash Central Fund	2,873
Total	$40,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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